Earnings per share	12 Months Ended
Dec. 31, 2010
Earnings per share [Abstract]
Earnings per share

(17)	Earnings per share

Basic and diluted earnings per share

Basic earnings per share and diluted earnings per share have been calculated in accordance with ASC Topic 260, Earnings Per Share, for years ended December 31, 2008, 2009 and 2010 as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB	US$

Numerator:
Numerator for basic and diluted earnings per share	653,826	(531,595)	1,386,776	210,119
Denominator:
Denominator for basic earnings per share — Weighted-average ordinary shares outstanding	127,419,040	138,759,177	151,542,518	151,542,518
Stock options	462,386	—	1,770,501	1,770,501
Restricted shares	1,612,959	—	829,171	829,171
ADM warrants	—	—	2,416,007	2,416,007
Denominator for diluted earnings (loss) per share	129,494,385	138,759,177	156,558,197	156,558,197
Basic earnings (loss) per share	5.13	(3.83)	9.15	1.39
Diluted earnings (loss) per share	5.05	(3.83)	8.86	1.34

The following table summarizes potential common shares outstanding excluded from the calculation of diluted earnings (loss) per share for the years ended December 31, 2008, 2009 and 2010, because their effect is anti-dilutive:

	Year Ended December 31,
	2008	2009	2010

Shares issuable pursuant to convertible senior notes	3,974,659	3,974,659	27,650
Shares issuable pursuant to senior secured convertible notes	—	9,340,967	3,339,525
Shares issuable under stock options and restricted shares	3,637,284	6,118,531	—
Shares issuable upon exercise of ADM warrants	—	4,125,000	—

Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a related party, holds 25.99% equity interest in Tianwei Yingli. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian, the Company granted to Tianwei Baobian a right to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli. Tianwei Baobian may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian’s equity interest in Tianwei Yingli did not have an effect on earnings per share as these rights are contingent on the fulfillment of certain conditions in the future.